UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08606

Deutsche DWS Asset Allocation Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	8/31

Date of reporting period:	2/28/2026

Item 1.	Reports to Stockholders.

(a)

DWS Equity Sector Strategy Fund

Class A: SUPAX

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$38	0.73%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.00%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	94,979,141
Number of Portfolio Holdings	270
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	73,665

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Exchange-Traded Funds	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	33%
Financials	18%
Health Care	14%
Communication Services	12%
Industrials	8%
Consumer Discretionary	5%
Utilities	5%
Consumer Staples	3%
Materials	1%
Energy	1%
Real Estate	0%

Ten Largest Equity Holdings

Table Summary
Holdings	39.4% of Net Assets
Alphabet, Inc.	6.7%
NVIDIA Corp.	6.4%
Apple, Inc.	6.2%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc.	3.1%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.6%
Berkshire Hathaway, Inc.	1.6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRS-A

R-104889-2 (04/26)

DWS Equity Sector Strategy Fund

Class C: SUPCX

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$76	1.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 1.89%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	94,979,141
Number of Portfolio Holdings	270
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	73,665

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Exchange-Traded Funds	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	33%
Financials	18%
Health Care	14%
Communication Services	12%
Industrials	8%
Consumer Discretionary	5%
Utilities	5%
Consumer Staples	3%
Materials	1%
Energy	1%
Real Estate	0%

Ten Largest Equity Holdings

Table Summary
Holdings	39.4% of Net Assets
Alphabet, Inc.	6.7%
NVIDIA Corp.	6.4%
Apple, Inc.	6.2%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc.	3.1%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.6%
Berkshire Hathaway, Inc.	1.6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRS-C

R-104889-2 (04/26)

DWS Equity Sector Strategy Fund

Institutional Class: SNPTX

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.69%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	94,979,141
Number of Portfolio Holdings	270
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	73,665

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Exchange-Traded Funds	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	33%
Financials	18%
Health Care	14%
Communication Services	12%
Industrials	8%
Consumer Discretionary	5%
Utilities	5%
Consumer Staples	3%
Materials	1%
Energy	1%
Real Estate	0%

Ten Largest Equity Holdings

Table Summary
Holdings	39.4% of Net Assets
Alphabet, Inc.	6.7%
NVIDIA Corp.	6.4%
Apple, Inc.	6.2%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc.	3.1%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.6%
Berkshire Hathaway, Inc.	1.6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRS-I

R-104889-2 (04/26)

DWS Equity Sector Strategy Fund

Class S: SPGRX

Semi-Annual Shareholder Report — February 28, 2026

This semi-annual shareholder report contains important information about DWS Equity Sector Strategy Fund (the "Fund") for the period September 1, 2025 to February 28, 2026. You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.

What were the Fund costs for the last six months?

(Based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$25	0.48%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized.

Gross expense ratio as of the latest prospectus: 0.77%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Key Fund Statistics

Table Summary
Net Assets ($)	94,979,141
Number of Portfolio Holdings	270
Portfolio Turnover Rate (%)	13
Total Net Advisory Fees Paid ($)	73,665

What did the Fund invest in?

Holdings-based data is subject to change.

Asset Allocation

Table Summary
Asset Type	% of Net Assets
Common Stocks	99%
Exchange-Traded Funds	1%
Cash Equivalents	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Table Summary
Sector	% of Net Assets
Information Technology	33%
Financials	18%
Health Care	14%
Communication Services	12%
Industrials	8%
Consumer Discretionary	5%
Utilities	5%
Consumer Staples	3%
Materials	1%
Energy	1%
Real Estate	0%

Ten Largest Equity Holdings

Table Summary
Holdings	39.4% of Net Assets
Alphabet, Inc.	6.7%
NVIDIA Corp.	6.4%
Apple, Inc.	6.2%
Microsoft Corp.	5.5%
Amazon.com, Inc.	3.5%
Meta Platforms, Inc.	3.1%
Broadcom, Inc.	2.9%
JPMorgan Chase & Co.	1.9%
Eli Lilly & Co.	1.6%
Berkshire Hathaway, Inc.	1.6%

Additional Information

If you wish to view additional information about the Fund, including, but not limited to, its prospectus, quarterly holdings, Board fee evaluation reports, and financial statements and other information, please visit dws.com/mutualreports. For information about the Fund's proxy voting policies and procedures and how the Fund voted proxies related to its portfolio securities, please visit dws.com/en-us/resources/proxy-voting. This additional information is also available free of charge by contacting us at (800) 728-3337.

Householding

In order to reduce the amount of mail you receive and to help reduce expenses, we generally send a single copy of any shareholder report and prospectus to each household. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact your financial representative or call DWS toll free at (800) 728-3337.

Stocks may decline in value. Any fund that focuses in a particular segment of the market or region of the world will generally be more volatile than a fund that invests more broadly. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. The Fund may lend securities to approved institutions. Please read the prospectus for details.

This report must be preceded or accompanied by a prospectus. We advise you to consider the Fund's objectives, risks, charges, and expenses carefully before investing. The prospectus contains this and other important information about the Fund, which can be requested by calling (800) 728-3337, contacting your financial representative, or visit dws.com/mutualreports to view or download a prospectus. Please read the prospectus carefully before you invest.

The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

©2026 DWS Group GmbH&Co. KGaA. All rights reserved

DESSF-TSRS-S

R-104889-2 (04/26)

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

February 28, 2026
Semiannual Financial Statements and Other Information
DWS Equity Sector Strategy Fund

Contents
3	Investment Portfolio
15	Statement of Assets and Liabilities
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Financial Highlights
23	Notes to Financial Statements
33	Advisory Agreement Board Considerations and Fee Evaluation
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc., which offers investment products, or DWS Investment Management Americas, Inc. and RREEF America L.L.C., which offer advisory services.

2	|	DWS Equity Sector Strategy Fund

Investment Portfolioas of February 28, 2026 (Unaudited)

	Shares	Value ($)
Common Stocks 99.3%
Communication Services 11.9%
Diversified Telecommunication Services 0.1%
AT&T, Inc.	1,791	50,166
Verizon Communications, Inc.	1,044	52,346
		102,512
Entertainment 1.8%
Netflix, Inc.*	11,970	1,151,993
Walt Disney Co.	4,754	504,114
		1,656,107
Interactive Media & Services 9.8%
Alphabet, Inc. “A”	11,069	3,450,872
Alphabet, Inc. “C”	9,252	2,881,350
Meta Platforms, Inc. “A”	4,595	2,978,387
		9,310,609
Media 0.1%
Omnicom Group, Inc.	1,100	93,819
Wireless Telecommunication Services 0.1%
T-Mobile U.S., Inc.	625	135,681
Consumer Discretionary 5.4%
Automobile Components 0.1%
Aptiv PLC*	868	63,833
Automobiles 0.1%
General Motors Co.	1,700	133,807
Broadline Retail 3.5%
Amazon.com, Inc.*	15,798	3,317,580
Hotels, Restaurants & Leisure 0.6%
Booking Holdings, Inc.	74	313,712
Domino’s Pizza, Inc.	200	80,502
Expedia Group, Inc.	400	86,276
McDonald’s Corp.	350	119,371
		599,861
Specialty Retail 1.0%
Home Depot, Inc.	1,704	648,747
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	3

	Shares	Value ($)
Lowe’s Companies, Inc.	900	238,113
Tractor Supply Co.	1,000	51,840
		938,700
Textiles, Apparel & Luxury Goods 0.1%
Lululemon Athletica, Inc.*	400	74,068
Consumer Staples 2.7%
Beverages 1.2%
Brown-Forman Corp. “B” (a)	1,300	37,518
Coca-Cola Co.	6,334	516,601
Constellation Brands, Inc. “A”	270	42,622
Keurig Dr Pepper, Inc.	2,241	67,858
Monster Beverage Corp.*	1,573	134,177
PepsiCo, Inc.	2,266	384,631
		1,183,407
Consumer Staples Distribution & Retail 0.6%
Costco Wholesale Corp.	193	195,082
Walmart, Inc.	2,582	330,367
		525,449
Food Products 0.0%
General Mills, Inc.	900	40,707
Household Products 0.9%
Colgate-Palmolive Co.	1,350	133,839
Kimberly-Clark Corp.	650	72,436
Procter & Gamble Co.	3,832	640,710
		846,985
Energy 1.0%
Energy Equipment & Services 1.0%
Baker Hughes Co.	5,213	340,200
Halliburton Co.	4,828	173,808
SLB Ltd.	7,770	398,912
		912,920
Financials 17.5%
Banks 5.8%
Bank of America Corp.	19,065	950,009
Citigroup, Inc.	5,906	650,782
Citizens Financial Group, Inc.	1,550	93,295
Fifth Third Bancorp.	1,900	93,993
The accompanying notes are an integral part of the financial statements.

4	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Huntington Bancshares, Inc.	3,900	65,520
JPMorgan Chase & Co.	5,898	1,771,169
KeyCorp.	3,800	78,812
M&T Bank Corp.	468	101,547
PNC Financial Services Group, Inc.	1,531	325,108
Regions Financial Corp.	2,700	75,141
Truist Financial Corp.	5,375	265,041
U.S. Bancorp.	6,040	330,146
Wells Fargo & Co.	8,953	729,222
		5,529,785
Capital Markets 4.0%
Ameriprise Financial, Inc.	240	112,829
ARES Management Corp. “A”	200	22,402
Bank of New York Mellon Corp.	1,550	184,605
Blackrock, Inc.	380	404,027
Blackstone, Inc.	1,685	191,028
Cboe Global Markets, Inc.	200	59,944
Charles Schwab Corp.	4,000	380,800
CME Group, Inc.	450	143,775
FactSet Research Systems, Inc.	200	43,362
Franklin Resources, Inc.	1,100	29,194
Intercontinental Exchange, Inc.	1,430	234,706
Invesco Ltd.	2,600	68,276
KKR & Co., Inc.	1,500	131,520
Moody’s Corp.	100	47,759
Morgan Stanley	2,500	416,275
MSCI, Inc.	150	85,774
Nasdaq, Inc.	1,500	131,370
Northern Trust Corp.	550	78,700
Raymond James Financial, Inc.	350	53,578
S&P Global, Inc.	800	353,504
State Street Corp.	1,050	135,051
T. Rowe Price Group, Inc.	750	70,973
The Goldman Sachs Group, Inc.	525	451,274
		3,830,726
Consumer Finance 0.3%
American Express Co.	1,000	308,900
Financial Services 3.9%
Apollo Global Management, Inc.	1,200	125,520
Berkshire Hathaway, Inc. “B” *	2,986	1,507,781
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	5

	Shares	Value ($)
Fidelity National Information Services, Inc.	885	45,100
Fiserv, Inc.*	947	58,989
Global Payments, Inc.	439	33,566
Jack Henry & Associates, Inc.	180	29,243
Mastercard, Inc. “A”	1,430	739,610
PayPal Holdings, Inc.	2,983	137,844
Visa, Inc. “A”	3,115	997,236
		3,674,889
Insurance 3.5%
Aflac, Inc.	1,555	175,606
Allstate Corp.	906	194,355
American International Group, Inc.	2,032	163,556
Aon PLC “A”	686	230,132
Arch Capital Group Ltd.*	957	95,844
Arthur J. Gallagher & Co.	707	161,337
Assurant, Inc.	171	39,260
Brown & Brown, Inc.	655	47,042
Chubb Ltd.	1,067	363,698
Cincinnati Financial Corp.	465	76,251
Erie Indemnity Co. “A”	60	16,166
Everest Group Ltd.	130	43,614
Globe Life, Inc.	264	38,349
Hartford Insurance Group, Inc.	977	137,591
Loews Corp.	460	50,609
Marsh & McLennan Companies, Inc.	1,750	326,795
MetLife, Inc.	2,086	150,338
Principal Financial Group, Inc.	807	77,004
Progressive Corp.	1,681	359,163
Prudential Financial, Inc.	1,427	140,388
Travelers Companies, Inc.	763	235,492
W.R. Berkley Corp.	882	63,239
Willis Towers Watson PLC	319	97,349
		3,283,178
Health Care 13.8%
Biotechnology 3.6%
AbbVie, Inc.	5,012	1,163,185
Amgen, Inc.	1,933	750,313
Biogen, Inc.*	332	63,684
Gilead Sciences, Inc.	3,854	574,054
Incyte Corp.*	601	60,863
The accompanying notes are an integral part of the financial statements.

6	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Regeneron Pharmaceuticals, Inc.	424	331,428
Vertex Pharmaceuticals, Inc.*	1,032	512,729
		3,456,256
Health Care Equipment & Supplies 4.0%
Abbott Laboratories	6,372	741,382
Align Technology, Inc.*	337	64,064
Baxter International, Inc.	1,846	37,603
Becton Dickinson & Co.	739	130,419
Boston Scientific Corp.*	5,009	384,942
Dexcom, Inc.*	1,640	120,425
Edwards Lifesciences Corp.*	2,142	185,219
GE HealthCare Technologies, Inc.	1,738	146,461
Hologic, Inc.*	861	64,885
IDEXX Laboratories, Inc.*	207	135,943
Insulet Corp.*	220	54,254
Intuitive Surgical, Inc.*	866	436,040
Medtronic PLC	4,446	434,196
ResMed, Inc.	472	120,955
STERIS PLC	285	71,920
Stryker Corp.	1,347	521,909
The Cooper Companies, Inc.*	880	73,629
Zimmer Biomet Holdings, Inc.	519	51,090
		3,775,336
Health Care Providers & Services 0.8%
Labcorp Holdings, Inc.	400	115,648
Quest Diagnostics, Inc.	300	63,573
UnitedHealth Group, Inc.	1,979	580,381
		759,602
Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	850	103,173
Danaher Corp.	1,190	250,662
IQVIA Holdings, Inc.*	250	44,703
Thermo Fisher Scientific, Inc.	655	341,327
Waters Corp.*	167	53,336
		793,201
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	5,529	344,844
Eli Lilly & Co.	1,478	1,554,841
Johnson & Johnson	4,582	1,138,306
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	7

	Shares	Value ($)
Merck & Co., Inc.	6,019	745,273
Pfizer, Inc.	11,170	308,850
Viatris, Inc.	3,288	49,090
Zoetis, Inc.	1,524	199,796
		4,341,000
Industrials 7.9%
Aerospace & Defense 3.1%
Boeing Co.*	1,405	319,680
GE Aerospace	1,881	643,791
General Dynamics Corp.	705	251,720
Howmet Aerospace, Inc.	898	235,752
L3Harris Technologies, Inc.	539	196,487
Lockheed Martin Corp.	451	296,794
Northrop Grumman Corp.	387	280,335
RTX Corp.	2,694	545,858
Textron, Inc.	438	43,209
TransDigm Group, Inc.	125	162,849
		2,976,475
Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc.	250	36,258
FedEx Corp.	350	135,450
United Parcel Service, Inc. “B”	1,500	173,940
		345,648
Building Products 0.3%
Builders FirstSource, Inc.*	150	15,643
Johnson Controls International PLC	1,100	158,730
Trane Technologies PLC	215	99,399
		273,772
Commercial Services & Supplies 0.1%
Veralto Corp.	950	92,559
Electrical Equipment 1.8%
AMETEK, Inc.	1,077	257,640
Eaton Corp. PLC	1,771	665,754
Emerson Electric Co.	2,372	357,579
GE Vernova, Inc.	73	63,773
Generac Holdings, Inc.*	200	45,074
The accompanying notes are an integral part of the financial statements.

8	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Hubbell, Inc.	260	133,024
Rockwell Automation, Inc.	343	139,755
		1,662,599
Ground Transportation 0.5%
CSX Corp.	1,300	55,497
Uber Technologies, Inc.*	2,100	158,382
Union Pacific Corp.	1,050	278,229
		492,108
Industrial Conglomerates 0.3%
Honeywell International, Inc.	1,354	329,821
Machinery 0.7%
Cummins, Inc.	290	169,322
Dover Corp.	150	33,825
Illinois Tool Works, Inc.	200	58,126
Parker-Hannifin Corp.	235	237,157
Pentair PLC	654	64,870
Xylem, Inc.	840	108,831
		672,131
Passenger Airlines 0.1%
Delta Air Lines, Inc.	1,000	65,700
Professional Services 0.5%
Automatic Data Processing, Inc.	1,050	225,078
Jacobs Solutions, Inc.	400	55,144
Paychex, Inc.	1,000	93,650
Verisk Analytics, Inc.	300	62,271
		436,143
Trading Companies & Distributors 0.1%
United Rentals, Inc.	147	123,480
Information Technology 32.9%
Communications Equipment 1.4%
Arista Networks, Inc.*	3,375	450,562
Cisco Systems, Inc.	8,181	650,062
F5, Inc.*	150	40,704
Motorola Solutions, Inc.	437	210,748
		1,352,076
Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp. “A”	2,300	335,938
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	9

	Shares	Value ($)
Corning, Inc.	1,600	240,608
Jabil, Inc.	300	79,497
Keysight Technologies, Inc.*	400	122,932
TE Connectivity PLC	600	138,090
Zebra Technologies Corp. “A” *	150	33,594
		950,659
IT Services 1.3%
Accenture PLC “A”	1,925	401,786
Cognizant Technology Solutions Corp. “A”	1,911	123,126
EPAM Systems, Inc.*	161	22,701
International Business Machines Corp.	2,612	627,428
VeriSign, Inc.	180	41,029
		1,216,070
Semiconductors & Semiconductor Equipment 14.0%
Advanced Micro Devices, Inc.*	3,748	750,387
Applied Materials, Inc.	2,007	747,206
Broadcom, Inc.	8,545	2,730,555
Intel Corp.*	3,000	136,830
KLA Corp.	314	478,709
Lam Research Corp.	3,260	762,481
Micron Technology, Inc.	2,450	1,010,306
Monolithic Power Systems, Inc.	120	137,129
NVIDIA Corp.	34,310	6,079,389
NXP Semiconductors NV	500	113,505
Qnity Electronics, Inc.	600	76,056
QUALCOMM, Inc.	1,741	247,849
Texas Instruments, Inc.	250	53,027
		13,323,429
Software 8.0%
Adobe, Inc.*	1,206	316,467
Autodesk, Inc.*	690	169,650
Crowdstrike Holdings, Inc. “A” *	200	74,396
Fortinet, Inc.*	1,200	94,836
Intuit, Inc.	579	236,829
Microsoft Corp.	13,223	5,193,201
Oracle Corp.	2,285	332,239
Palo Alto Networks, Inc.*	1,150	171,258
Roper Technologies, Inc.	229	80,088
The accompanying notes are an integral part of the financial statements.

10	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Salesforce, Inc.	3,184	620,211
ServiceNow, Inc.*	2,790	301,348
		7,590,523
Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	22,319	5,896,233
Dell Technologies, Inc. “C”	1,250	185,100
Hewlett Packard Enterprise Co.	2,300	49,381
HP, Inc.	1,500	28,485
NetApp, Inc.	550	54,467
Sandisk Corp.*	310	196,962
Seagate Technology Holdings PLC	500	203,920
Western Digital Corp.	800	223,760
		6,838,308
Materials 1.3%
Chemicals 0.7%
Corteva, Inc.	1,891	151,507
Ecolab, Inc.	448	138,141
Linde PLC	515	261,661
PPG Industries, Inc.	840	103,547
		654,856
Metals & Mining 0.6%
Freeport-McMoRan, Inc.	3,370	229,429
Newmont Corp.	2,326	302,380
		531,809
Real Estate 0.4%
Real Estate Management & Development 0.1%
CBRE Group, Inc. “A” *	900	132,894
Retail REITs 0.1%
Simon Property Group, Inc.	500	101,925
Specialized REITs 0.2%
American Tower Corp.	730	140,058
Utilities 4.5%
Electric Utilities 3.2%
Alliant Energy Corp.	495	35,808
American Electric Power Co., Inc.	2,124	284,234
Constellation Energy Corp.	975	321,633
Duke Energy Corp.	2,938	384,437
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	11

	Shares	Value ($)
Edison International	892	66,668
Entergy Corp.	1,550	166,020
Evergy, Inc.	626	52,371
Eversource Energy	752	57,310
Exelon Corp.	3,987	197,237
FirstEnergy Corp.	1,849	94,595
NextEra Energy, Inc.	6,026	565,058
NRG Energy, Inc.	253	45,277
PG&E Corp.	5,300	100,700
Pinnacle West Capital Corp.	400	40,120
PPL Corp.	1,337	52,116
Southern Co.	3,955	385,138
Xcel Energy, Inc.	2,032	169,388
		3,018,110
Gas Utilities 0.0%
Atmos Energy Corp.	271	50,620
Independent Power & Renewable Electricity Producers 0.1%
Vistra Corp.	650	113,029
Multi-Utilities 1.2%
Ameren Corp.	830	94,022
CenterPoint Energy, Inc.	1,400	60,900
CMS Energy Corp.	1,100	85,877
Consolidated Edison, Inc.	1,100	123,772
Dominion Energy, Inc.	4,000	252,560
DTE Energy Co.	650	96,356
Public Service Enterprise Group, Inc.	1,950	167,837
Sempra	2,550	245,488
		1,126,812
Total Common Stocks (Cost $61,114,168)		94,300,532
Exchange-Traded Funds 0.6%
State Street Energy Select Sector SPDR ETF (Cost $333,863)	10,044	561,661
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.57% (b) (c) (Cost $35,100)	35,100	35,100
The accompanying notes are an integral part of the financial statements.

12	|	DWS Equity Sector Strategy Fund

	Shares	Value ($)
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 3.68% (b) (Cost $99,029)	99,029	99,029

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $61,582,160)	100.0	94,996,322
Other Assets and Liabilities, Net	(0.0)	(17,181)
Net Assets	100.0	94,979,141
A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2026 are as follows:
Value ($) at 8/31/2025	Pur- chases Cost ($)	Sales Proceeds ($)	Net Real- ized Gain/ (Loss) ($)	Net Change in Unreal- ized Appreci- ation (Depreci- ation) ($)	Income ($)	Capital Gain Distri- butions ($)	Number of Shares at 2/28/2026	Value ($) at 2/28/2026
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares” , 3.57% (b) (c)
—	35,100 (d)	—	—	—	91	—	35,100	35,100
Cash Equivalents 0.1%
DWS Central Cash Management Government Fund, 3.68% (b)
6,626,680	4,249,037	10,776,688	—	—	32,749	—	99,029	99,029
6,626,680	4,284,137	10,776,688	—	—	32,840	—	134,129	134,129

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, “Other Assets and
Liabilities, Net”  may include pending sales that are also on loan. The value of securities loaned at February 28, 2026 amounted to $34,632, which is 0.04% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2026.

REIT: Real Estate Investment Trust
SPDR: Standard & Poor’s Depositary Receipt
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	13

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2026 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$94,300,532	$—	$—	$94,300,532
Exchange-Traded Funds	561,661	—	—	561,661
Short-Term Investments (a)	134,129	—	—	134,129
Total	$94,996,322	$—	$—	$94,996,322

(a)	See Investment Portfolio for additional detailed categorizations.
The accompanying notes are an integral part of the financial statements.

14	|	DWS Equity Sector Strategy Fund

Statement of Assets and Liabilities
as of February 28, 2026 (Unaudited)

Assets
Investments in non-affiliated securities, at value (cost $61,448,031) — including $34,632 of securities loaned	$94,862,193
Investment in DWS Government & Agency Securities Portfolio (cost $35,100)*	35,100
Investment in DWS Central Cash Management Government Fund (cost $99,029)	99,029
Cash	28
Receivable for investments sold	133,736
Receivable for Fund shares sold	4,549
Dividends receivable	89,666
Affiliated securities lending income receivable	3
Other assets	39,327
Total assets	95,263,631
Liabilities
Payable upon return of securities loaned	35,100
Payable for investments purchased	49,048
Payable for Fund shares redeemed	94,555
Accrued management fee	2,538
Accrued Trustees' fees	887
Other accrued expenses and payables	102,362
Total liabilities	284,490
Net assets, at value	$94,979,141
Net Assets Consist of
Distributable earnings (loss)	33,084,505
Paid-in capital	61,894,636
Net assets, at value	$94,979,141
*
Represents collateral on securities loaned.
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	15

Statement of Assets and Liabilities as of February 28, 2026 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($37,585,914 ÷ 1,727,536 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$21.76
Maximum offering price per share (100 ÷ 94.25 of $21.76)	$23.09
Class C
Net Asset Value, offering and redemption price (subject to contingent deferred sales charge) per share ($737,216 ÷ 34,426 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$21.41
Class S
Net Asset Value, offering and redemption price per share ($54,518,480 ÷ 2,497,551 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$21.83
Institutional Class
Net Asset Value, offering and redemption price per share ($2,137,531 ÷ 98,169 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$21.77
The accompanying notes are an integral part of the financial statements.

16	|	DWS Equity Sector Strategy Fund

Statement of Operations
for the six months ended February 28, 2026 (Unaudited)

Investment Income
Income:
Dividends	$598,407
Income distributions — DWS Central Cash Management Government Fund	32,749
Affiliated securities lending income	91
Total income	631,247
Expenses:
Management fee	138,523
Administration fee	45,645
Services to shareholders	71,406
Distribution and service fees	48,930
Custodian fee	3,495
Audit fee	23,943
Legal fees	8,275
Tax fees	4,474
Reports to shareholders	15,255
Registration fees	29,197
Trustees' fees and expenses	2,121
Other	6,521
Total expenses before expense reductions	397,785
Expense reductions	(121,405)
Total expenses after expense reductions	276,380
Net investment income	354,867
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments	1,482,712
Change in net unrealized appreciation (depreciation) on investments	5,444,143
Net gain (loss)	6,926,855
Net increase (decrease) in net assets resulting from operations	$7,281,722
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	17

Statements of Changes in Net Assets
	Six Months Ended February 28, 2026	Year Ended August 31,
Increase (Decrease) in Net Assets	(Unaudited)	2025
Operations:
Net investment income	$354,867	$840,142
Net realized gain (loss)	1,482,712	2,547,347
Change in net unrealized appreciation (depreciation)	5,444,143	8,727,136
Net increase (decrease) in net assets resulting from operations	7,281,722	12,114,625
Distributions to shareholders:
Class A	(314,504)	(317,105)
Class C	(1,133)	(1,319)
Class S	(572,049)	(600,855)
Institutional Class	(26,264)	(4,631)
Total distributions	(913,950)	(923,910)
Fund share transactions:
Proceeds from shares sold	2,620,197	2,464,707
Reinvestment of distributions	901,262	909,046
Payments for shares redeemed	(5,807,136)	(8,700,822)
Net increase (decrease) in net assets from Fund share transactions	(2,285,677)	(5,327,069)
Increase (decrease) in net assets	4,082,095	5,863,646
Net assets at beginning of period	90,897,046	85,033,400
Net assets at end of period	$94,979,141	$90,897,046

The accompanying notes are an integral part of the financial statements.

18	|	DWS Equity Sector Strategy Fund

Financial Highlights
DWS Equity Sector Strategy Fund — Class A
	Six Months Ended 2/28/26	Years Ended August 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$20.32	$17.86	$14.56	$12.93	$19.81	$16.02
Income (loss) from investment operations:
Net investment income[a]	.07	.16	.17	.17	.11	.14
Net realized and unrealized gain (loss)	1.55	2.47	3.32	1.66	(1.91)	3.96
Total from investment operations	1.62	2.63	3.49	1.83	(1.80)	4.10
Less distributions from:
Net investment income	(.15 )	(.17 )	(.19 )	(.20 )	—	(.31 )
Net realized gains	(.03 )	—	—	—	(5.08)	—
Total distributions	(.18 )	(.17 )	(.19 )	(.20 )	(5.08)	(.31 )
Net asset value, end of period	$21.76	$20.32	$17.86	$14.56	$12.93	$19.81
Total Return (%)[b,c]	7.97 *	14.82	24.24	14.32	(12.92)	25.86 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	38	36	34	30	30	37
Ratio of expenses before expense reductions (%)	.98 **	1.01	1.03	1.07	1.02	.81 [e]
Ratio of expenses after expense reductions (%)	.73 **	.74	.73	.73	.73	.76 [e]
Ratio of net investment income (%)	.61 **	.84	1.08	1.30	.71	.78
Portfolio turnover rate (%)	13 *	27	28	42	38	136

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	19

DWS Equity Sector Strategy Fund — Class C
	Six Months Ended 2/28/26	Years Ended August 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$19.93	$17.53	$14.29	$12.68	$19.65	$15.90
Income (loss) from investment operations:
Net investment income (loss)[a]	(.02 )	.02	.05	.07	(.01 )	(.01 )
Net realized and unrealized gain (loss)	1.53	2.41	3.27	1.64	(1.88)	3.93
Total from investment operations	1.51	2.43	3.32	1.71	(1.89)	3.92
Less distributions from:
Net investment income	—	(.03 )	(.08 )	(.10 )	—	(.17 )
Net realized gains	(.03 )	—	—	—	(5.08)	—
Total distributions	(.03 )	(.03 )	(.08 )	(.10 )	(5.08)	(.17 )
Net asset value, end of period	$21.41	$19.93	$17.53	$14.29	$12.68	$19.65
Total Return (%)[b,c]	7.58 *	13.87	23.32	13.56	(13.60)	24.84 [d]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	1	1	1	1	1	1
Ratio of expenses before expense reductions (%)	1.87 **	1.90	1.93	1.96	1.91	1.65 [e]
Ratio of expenses after expense reductions (%)	1.48 **	1.49	1.48	1.48	1.48	1.58 [e]
Ratio of net investment income (loss) (%)	(.15 )**	.09	.32	.55	(.04 )	(.07 )
Portfolio turnover rate (%)	13 *	27	28	42	38	136

[a]	Based on average shares outstanding during the period.
[b]	Total return does not reflect the effect of any sales charges.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[e]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

20	|	DWS Equity Sector Strategy Fund

DWS Equity Sector Strategy Fund — Class S
	Six Months Ended 2/28/26	Years Ended August 31,
	(Unaudited)	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of period	$20.40	$17.94	$14.62	$12.98	$19.83	$16.03
Income (loss) from investment operations:
Net investment income[a]	.09	.20	.21	.21	.15	.18
Net realized and unrealized gain (loss)	1.57	2.48	3.34	1.67	(1.92)	3.97
Total from investment operations	1.66	2.68	3.55	1.88	(1.77)	4.15
Less distributions from:
Net investment income	(.20 )	(.22 )	(.23 )	(.24 )	—	(.35 )
Net realized gains	(.03 )	—	—	—	(5.08)	—
Total distributions	(.23 )	(.22 )	(.23 )	(.24 )	(5.08)	(.35 )
Net asset value, end of period	$21.83	$20.40	$17.94	$14.62	$12.98	$19.83
Total Return (%)[b]	8.11 *	15.05	24.59	14.64	(12.73)	26.23 [c]
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	55	53	50	44	42	53
Ratio of expenses before expense reductions (%)	.74 **	.78	.81	.85	.80	.58 [d]
Ratio of expenses after expense reductions (%)	.48 **	.49	.48	.48	.48	.53 [d]
Ratio of net investment income (%)	.86 **	1.09	1.33	1.56	.96	1.01
Portfolio turnover rate (%)	13 *	27	28	42	38	136

[a]	Based on average shares outstanding during the period.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]	Total return would have been lower if the Advisor had not reduced some Underlying DWS Funds’ expenses.
[d]
The Fund invested in other funds and indirectly bore its proportionate share of fees and expenses incurred by the Underlying Funds in which the Fund was invested. This ratio does not include these indirect fees and expenses.

*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Equity Sector Strategy Fund	|	21

DWS Equity Sector Strategy Fund — Institutional Class
	Six Months Ended 2/28/26	Years Ended August 31,		Period Ended
	(Unaudited)	2025	2024	8/31/23[a]
Selected Per Share Data
Net asset value, beginning of period	$20.40	$17.94	$14.62	$13.62
Income (loss) from investment operations:
Net investment income[b]	.09	.20	.22	.18
Net realized and unrealized gain (loss)	1.57	2.48	3.33	1.06
Total from investment operations	1.66	2.68	3.55	1.24
Less distributions from:
Net investment income	(.26 )	(.22 )	(.23 )	(.24 )
Net realized gains	(.03 )	—	—	—
Total distributions	(.29 )	(.22 )	(.23 )	(.24 )
Net asset value, end of period	$21.77	$20.40	$17.94	$14.62
Total Return (%)[c]	8.11 *	15.05	24.59	9.25 *
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ thousands)	2,138	1,184	235	83
Ratio of expenses before expense reductions (%)	.66 **	.70	.74	.77 **
Ratio of expenses after expense reductions (%)	.48 **	.49	.48	.48 **
Ratio of net investment income (%)	.86 **	1.06	1.36	1.65 **
Portfolio turnover rate (%)	13 *	27	28	42 [d]

[a]	For the period from December 1, 2022 (commencement of operations) to August 31, 2023.
[b]	Based on average shares outstanding during the period.
[c]	Total return would have been lower had certain expenses not been reduced.
[d]	Represents the Fund’s portfolio turnover rate for the year ended August 31, 2023.
*	Not annualized
**	Annualized
The accompanying notes are an integral part of the financial statements.

22	|	DWS Equity Sector Strategy Fund

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Equity Sector Strategy Fund is a diversified series of Deutsche DWS Asset Allocation Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Operating Segment. The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07” ). ASU 2023-07 impacts

DWS Equity Sector Strategy Fund	|	23

financial statement disclosures only and does not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President and Chief Executive Officer acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy that is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net asset (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets”  and results of operations and significant segment expenses are listed on the accompanying Statement of Operations.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.
The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

24	|	DWS Equity Sector Strategy Fund

Equity securities and exchange-traded funds (“ETFs” ) are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Equity securities or ETFs for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Equity securities and ETFs are generally categorized as Level 1.
Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Securities Lending. National Financial Services LLC (Fidelity Agency Lending), as securities lending agent, lends securities of the Fund to certain financial institutions under the terms of its securities lending agreement. During the term of the loans, the Fund continues to receive interest and dividends generated by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of cash and/or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the securities lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the securities lending

DWS Equity Sector Strategy Fund	|	25

agreement. During the six months ended February 28, 2026, the Fund invested the cash collateral, if any, into a joint trading account in affiliated money market funds, including DWS Government & Agency Securities Portfolio, managed by DWS Investment Management Americas, Inc. DWS Investment Management Americas, Inc. receives a management/ administration fee (0.13% annualized effective rate as of February 28, 2026) on the cash collateral invested in DWS Government & Agency Securities Portfolio. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a securities lending agent. Either the Fund or the borrower may terminate the loan at any time, and the borrower, after notice, is required to return borrowed securities within a standard time period. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. If the Fund is not able to recover securities lent, the Fund may sell the collateral and purchase a replacement investment in the market, incurring the risk that the value of the replacement security is greater than the value of the collateral. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments.
As of February 28, 2026, the Fund had securities on loan. The value of the related collateral exceeded the value of the securities loaned at period end.
Remaining Contractual Maturity of the Agreements as of February 28, 2026

	Overnight and Continuous	˂30 days	Between 30 & 90 days	˃90 days	Total
Securities Lending Transactions
Common Stocks	$35,100	$—	$—	$—	$35,100
Gross amount of recognized liabilities and cash collateral for securities lending transactions:					$35,100
Tax Information.  The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.
At August 31, 2025, the Fund had net tax basis capital loss carryforwards of $232,913 of long-term losses, which may be applied against realized net taxable capital gains indefinitely.
At February 28, 2026, the aggregate cost of investments for federal income tax purposes was $62,602,533. The net unrealized appreciation for all investments based on tax cost was $32,393,789. This consisted of aggregate gross unrealized appreciation for all investments for which

26	|	DWS Equity Sector Strategy Fund

there was an excess of value over tax cost of $35,457,897 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $3,064,108.
The Fund files tax returns with the Internal Revenue Service, the State of New York, and various other states. Specific to U.S. federal and state taxes, generally, each of the tax years in the four-year period ended August 31, 2025, remains subject to examination by taxing authorities. Specific to foreign countries in which the Fund invests, all open tax years remain subject to examination by taxing authorities in the respective jurisdictions. The open tax years vary by each jurisdiction in which the Fund invests.
Distribution of Income and Gains. Distributions from net investment income of the Fund, if any, are declared and distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to certain securities sold at a loss. The Fund may utilize a portion of the proceeds from capital shares redeemed as a distribution from net investment income and realized capital gains. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

DWS Equity Sector Strategy Fund	|	27

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis. Proceeds from litigation payments, if any, are included in net realized gain (loss) from investments.
B.
Purchases and Sales of Securities
During the six months ended February 28, 2026, purchases and sales of investment securities (excluding short-term investments) aggregated $15,346,419 and $11,898,700, respectively.
C.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Restated Investment Management Agreement with the Advisor, the Fund pays a monthly management fee of: (a) 0.10% based on the Fund’s average daily net assets invested in exchange-traded funds and mutual funds, and (b) 0.30% on the Fund’s average daily net assets not covered in (a) above.
Accordingly, for the six months ended February 28, 2026, the fee pursuant to the Restated Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.294% of the Fund’s average daily net assets.
For the period from September 1, 2025 through November 30, 2026, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.73%
Class C	1.48%
Class S	.48%
Institutional Class	.48%

28	|	DWS Equity Sector Strategy Fund

For the six months ended February 28, 2026, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$46,444
Class C	1,545
Class S	71,955
Institutional Class	1,461
$121,405
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended February 28, 2026, the Administration Fee was $45,645, of which $7,100 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and SS&C GIDS, Inc. (“SS&C” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to SS&C. DSC compensates SS&C out of the shareholder servicing fee it receives from the Fund. For the six months ended February 28, 2026, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at February 28, 2026
Class A	$9,593	$3,158
Class C	427	143
Class S	26,765	9,011
Institutional Class	35	10
	$36,820	$12,322
In addition, for the six months ended February 28, 2026, the amounts charged to the Fund for recordkeeping and other administrative services

DWS Equity Sector Strategy Fund	|	29

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$12,757
Class C	578
Class S	7,694
Institutional Class	288
$21,317
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended February 28, 2026, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at February 28, 2026
Class C	$2,956	$456
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended February 28, 2026, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at February 28, 2026	Annualized Rate
Class A	$44,992	$15,128.24%
Class C	982	407.25%
	$45,974	$15,535
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended February 28, 2026 aggregated $467.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended February 28, 2026, there

30	|	DWS Equity Sector Strategy Fund

was no CDSC for Class C Shares. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended February 28, 2026, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $463, of which $225 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Affiliated Cash Management Vehicles. The Fund may invest uninvested cash balances in DWS Central Cash Management Government Fund, an affiliated money market fund which is managed by the Advisor. DWS Central Cash Management Government Fund is managed in accordance with Rule 2a-7 under the 1940 Act, which governs the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest and seeks to maintain a stable net asset value. The Fund indirectly bears its proportionate share of the expenses of its investment in DWS Central Cash Management Government Fund. DWS Central Cash Management Government Fund does not pay the Advisor an investment management fee.
D.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $345 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at February 28, 2026.

DWS Equity Sector Strategy Fund	|	31

E.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended February 28, 2026		Year Ended August 31, 2025
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	70,868	$1,535,180	35,526	$654,831
Class C	195	4,118	2,430	44,415
Class S	6,895	150,691	53,238	985,825
Institutional Class	43,447	930,208	45,054	779,636
		$2,620,197		$2,464,707
Shares issued to shareholders in reinvestment of distributions
Class A	14,190	$309,342	16,703	$311,415
Class C	53	1,133	72	1,319
Class S	25,824	564,523	31,644	591,681
Institutional Class	1,205	26,264	248	4,631
		$901,262		$909,046
Shares redeemed
Class A	(133,404)	$(2,885,602)	(169,208)	$(3,115,841)
Class C	(3,839)	(81,414)	(8,300)	(142,900)
Class S	(127,099)	(2,744,070)	(292,544)	(5,434,570)
Institutional Class	(4,489)	(96,050)	(413)	(7,511)
		$(5,807,136)		$(8,700,822)
Net increase (decrease)
Class A	(48,346)	$(1,041,080)	(116,979)	$(2,149,595)
Class C	(3,591)	(76,163)	(5,798)	(97,166)
Class S	(94,380)	(2,028,856)	(207,662)	(3,857,064)
Institutional Class	40,163	860,422	44,889	776,756
		$(2,285,677)		$(5,327,069)

32	|	DWS Equity Sector Strategy Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Equity Sector Strategy Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2025.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel, including materials containing information on the Fund’s performance, fees and expenses, profitability, economies of scale and fall-out benefits.
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement, and certain other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. DWS Group is majority-owned by Deutsche Bank AG, with approximately 20% of its shares publicly traded.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.

DWS Equity Sector Strategy Fund	|	33

While shareholders may focus primarily on fund performance and fees, the Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2024, the Fund’s performance (Class A shares) was in the 3rd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has underperformed its benchmark in the one-, three- and five-year periods ended December 31, 2024. The Board noted the underperformance of the Fund in recent periods and continued to discuss with senior management of DIMA the factors contributing to such underperformance and, where needed, the actions being taken to improve performance. The Board observed that the Fund had experienced improved relative performance during the first eight months of 2025. The Board recognized the efforts by DIMA in recent years to enhance its investment platform and improve long-term performance across the DWS fund complex.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) regarding investment management fee rates paid to

34	|	DWS Equity Sector Strategy Fund

other investment advisors by similar funds (1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were lower than the median (1st quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2024). The Board noted that, effective August 9, 2021, DIMA agreed to reduce the Fund’s contractual management fee by 0.25% on assets invested in direct investments, in connection with a change in the Fund’s strategy from a multi-asset growth allocation strategy to an equity sector allocation strategy. The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be lower than the median of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2024, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ), noting that DIMA indicated that it does not provide services to any other comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also

DWS Equity Sector Strategy Fund	|	35

reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was in line with the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. In this regard, the Board observed that while the Fund’s current investment management fee schedule does not include breakpoints, the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers; (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters; and (iii) ongoing efforts to enhance the compliance program.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above and individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement. The Board considered these factors over the course of

36	|	DWS Equity Sector Strategy Fund

numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present.
DESSF-BFE2025

DWS Equity Sector Strategy Fund	|	37

DESSF-NCSRS

(b) The Financial Highlights are included with the Financial Statements under Item 7(a).

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

See Item 7(a)

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a)

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

Item 16.	Controls and Procedures.

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19.	Exhibits

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Sector Strategy Fund, a series of Deutsche DWS Asset Allocation Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/29/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan Principal Executive Officer

Date:	4/29/2026

By:	/s/Diane Kenneally Diane Kenneally Principal Financial Officer

Date:	4/29/2026